Investments in Partially Owned Entities (Alexander's Inc.) (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 22, 2014	Jan. 15, 2015
Leasing Agreement [Abstract]
Fee And Other Income	$ 155,206,000	$ 155,571,000	$ 119,077,000
Condensed Financial Information For Equity Method Investments [Abstract]
Assets	21,389,000,000	21,773,000,000
Liabilities	17,986,000,000	17,982,000,000
Noncontrolling interests	104,000,000	96,000,000
Equity	3,299,000,000	3,695,000,000
Total revenue	13,620,000,000	14,092,000,000	15,119,000,000
Net (loss) income attributable to investee	(434,000,000)	(368,000,000)	1,091,000,000
Equity Method Investment Summarized Financial Information Gain On Sale Of Real Estate Assets			600,000,000
Retail Segment Strip Shopping Centers [Member]
Managment And Development Agreement [Abstract]
Number Of Real Estate Properties	22
Subsequent Event [Member] | Urban Edge Properties [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Equity method ownership percentage					5.40%
Managment And Development Agreement [Abstract]
Cash Considerations Transferred During Spin Off					225,000,000
Subsequent Event [Member] | Urban Edge Properties [Member] | Retail Segment Strip Shopping Centers [Member]
Managment And Development Agreement [Abstract]
Number Of Real Estate Properties					79
Subsequent Event [Member] | Urban Edge Properties [Member] | Retail Segment Regional Malls [Member]
Managment And Development Agreement [Abstract]
Number Of Real Estate Properties					3
Subsequent Event [Member] | Urban Edge Properties [Member] | Warehouse [Member]
Managment And Development Agreement [Abstract]
Number Of Real Estate Properties					1
Alexanders Inc [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Ownership common shares, investee (in shares)	1,654,068
Equity method ownership percentage	32.40%
Closing share price (in dollars per share)	$ 437.18
Equity Method Investment Market Value	723,125,000
Excess of investee's fair value over carrying amount	591,509,000
Excess of investee's carrying amount over equity in net assets	42,048,000
Managment And Development Agreement [Abstract]
Property Management Fee Description	equal to the sum of (i) $2,800,000, (ii) 2% of the gross revenue from the Rego Park II Shopping Center, (iii) $0.50 per square foot of the tenant-occupied office and retail space at 731 Lexington Avenue, and (iv) $280,000, escalating at 3% per annum, for managing the common area of 731 Lexington Avenue.
Management and Development fee income	2,800,000
Development Fee Percent	6.00%
Leasing Agreement [Abstract]
Leasing Services Fee Description	leasing services for a fee of 3% of rent for the first ten years of a lease term, 2% of rent for the eleventh through twentieth year of a lease term and 1% of rent for the twenty-first through thirtieth year of a lease term, subject to the payment of rents by Alexander’s tenants. In the event third-party real estate brokers are used, our fee increases by 1% and we are responsible for the fees to the third-parties.
Lease Fee Percentage Of Rent One To Ten Years	3.00%
Lease Fee Percentage Of Rent Eleven To Twenty Years	2.00%
Lease Fee Percentage Of Rent Twenty First To Thirty Years	1.00%
Percentage Increase Lease Fee If Broker Used	1.00%
Asset Sale Commission Threshold	50,000,000
Percentage Commissions On Sale Of Assets Under Fifty Million	3.00%
Percentage Commissions On Sale Of Assets Over Fifty Million	1.00%
Leasing Services Fee And Commission On Asset Sales Annual Installment Maximum				4,000,000
Debt Instrument, Description of Variable Rate Basis	one-year LIBOR
Spread Over LIBOR (in percentage)	1.00%
Unpaid Balance Year End Interest Rate	1.58%
Repayment of Alexander's Inc. leasing commissions				40,353,000
Other Agreements [Abstract]
Fee Income recognized by equity method investees for building maintenance services	2,318,000	2,036,000	2,362,000
Other Financial Data For Equity Method Investments [Abstract]
Commission On Asset Sales Description	commission upon the sale of any of Alexander’s assets equal to 3% of gross proceeds, as defined, for asset sales less than $50,000,000, and 1% of gross proceeds, as defined, for asset sales of $50,000,000 or more.
Other Services Fee Description	Building Maintenance Services (“BMS”), our wholly-owned subsidiary, supervises (i) cleaning, engineering and security services at Alexander’s 731 Lexington Avenue property and (ii) security services at Alexander’s Rego Park I and Rego Park II properties, for an annual fee of the costs for such services plus 6%.
Condensed Financial Information For Equity Method Investments [Abstract]
Assets	1,423,000,000	1,458,000,000
Liabilities	1,075,000,000	1,124,000,000
Equity	348,000,000	334,000,000
Total revenue	201,000,000	196,000,000	191,000,000
Net (loss) income attributable to investee	68,000,000	57,000,000	674,000,000
Equity Method Investment Summarized Financial Information Gain On Sale Of Real Estate Assets			600,000,000
Alexanders Inc [Member] | Rego Park 2 Property [Member]
Managment And Development Agreement [Abstract]
Property Management Fee Agreement Percentage Of Income	2.00%
Alexanders Inc [Member] | Lexington Avenue 731 [Member]
Managment And Development Agreement [Abstract]
Property Management Fee Agreement Price Per Square Foot	0.50
Alexanders Inc [Member] | Common Area 731 Lexington Avenue [Member]
Managment And Development Agreement [Abstract]
Management and Development fee income	$ 280,000
Property Management Fee Agreement Percentage Of Income	3.00%
Other Agreements [Abstract]
Other Supervisory Fees Percent	6.00%